Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended			12 Months Ended		6 Months Ended			12 Months Ended												12 Months Ended
	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer	Jun. 30, 2014	Dec. 31, 2013 Maximum [Member] Customer	Dec. 31, 2012 Maximum [Member]	Jun. 30, 2014 Common Class A [Member]	Jun. 30, 2014 Common Class B [Member]	Dec. 31, 2013 Common Class B [Member]	Dec. 31, 2013 Sales Customer One	Dec. 31, 2012 Sales Customer One	Dec. 31, 2013 Sales Customer Two	Dec. 31, 2012 Sales Customer Two	Dec. 31, 2013 Sales Customer Three	Dec. 31, 2012 Sales Customer Three	Dec. 31, 2013 Sales Customer Four	Dec. 31, 2012 Sales Customer Four	Dec. 31, 2013 Sales Customer Five	Dec. 31, 2012 Sales Customer Five	Dec. 31, 2013 Checks-In-Transit	Dec. 31, 2012 Checks-In-Transit	Dec. 31, 2013 Constellation Energy Partners Management Common Class A [Member]	Dec. 31, 2013 Constellation Energy Partners Management Common Class B [Member]	Dec. 31, 2013 Sanchez Energy Partners I Common Class A [Member]	Dec. 31, 2013 Sanchez Energy Partners I Common Class B [Member]
Significant Accounting Policies [Line Items]
Units owned by third party																					484,505	5,918,894	1,130,512	4,724,407
Units owned by third party, percentage of total shares																					30.00%		70.00%
Accounts payable	$ 12,000	$ 480,000	$ 627,000																$ 0	$ 600,000
Restricted cash	1,748,000	600,000
Number of large customers	5	5		10
Allowance for doubtful accounts	100,000		300,000	100,000	100,000
Percentage of sales revenue									22.00%	28.00%	20.00%	10.00%	17.00%	9.00%	14.00%	9.00%	8.00%	8.00%
Federal and state tax liability				100,000	100,000
Deferred assets	0
Deferred liabilities	0
Restricted unvested common units granted and outstanding								380,327
Net income (loss) allocation						2.00%	98.00%
Restricted unvested common units granted and outstanding							503,556
Restricted cash held in escrow	1,700,000		1,700,000
Escrow account related to vendor dispute			600,000
Escrow account			$ 1,100,000